Lease Liabilities - Summary of Finance Lease Liabilities (Parenthetical) (Detail) - IFRS 16 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2019
Disclosure of finance lease liabilities [line items]
Discussion of impact that initial application of ifrs is expected to recognise right of use assets and practical expedients	On transition to IFRS 16, the Group elected to recognise the right-of-use assets at an amount equal to the lease liability at 1 January 2019 and applied the following practical expedients: • Relying on previous assessments on whether leases are onerous as an alternative to performing an impairment review. There were no onerous contracts as at 1 January 2019; and • Accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases.
Onerous contracts		$ 0.0
Statement that lessee accounts for short-term leases using recognition exemption	Accounting for operating leases with a remaining lease term of less than 12 months as at 1 January 2019 as short-term leases.
Additional right of use assets and lease liabilities		$ 209.6